AUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net (decrease) increase in net assets resulting from operations		$ (228.0)	$ 1,427.0	$ 1,181.6
Adjustments to reconcile net changes in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized loss (gain) on investments		411.9	(769.8)	(331.0)
Net change in unrealized depreciation (appreciation) on investments and loans payable		520.9	117.0	(105.7)
Purchase of real estate properties		(1,147.7)	(1,059.7)	(786.3)
Capital improvements on real estate properties		(242.4)	(304.4)	(228.6)
Proceeds from sale of real estate properties		612.1	1,285.4	1,462.7
Purchases of long term investments		(1,322.6)	(1,373.4)	(1,422.2)
Proceeds from long term investments		2,357.7	1,210.5	756.4
Purchases and originations of loans receivable		(118.0)	(695.5)	(939.2)
Purchases and originations of loans receivable with related parties		0.0	(69.3)	0.0
Proceeds from sales of loans receivable		63.0	50.8	257.3
Proceeds from payoffs of loans receivable		28.6	50.8	68.0
Decrease (Increase) in other investments		3,398.5	(54.9)	(200.8)
Change in due from investment manager		(12.4)	(3.3)	(1.2)
(Increase) Decrease in other assets		(43.1)	23.3	(59.7)
(Increase) Decrease in other liabilities		(2.9)	(70.4)	63.0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES		4,275.6	(235.9)	(285.7)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit		540.0	250.0	0.0
Payments on line of credit		(790.0)	0.0	0.0
Mortgage loan proceeds received		0.0	47.5	712.8
Payments on mortgage loans		(168.9)	(106.8)	(152.2)
Premiums		2,025.9	2,655.9	2,637.4
Annuity payments		(47.8)	(47.3)	(45.0)
Withdrawals and death benefits		(5,814.1)	(2,570.3)	(2,874.0)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES		(4,254.9)	229.0	279.0
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		20.7	(6.9)	(6.7)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Beginning of period cash, cash equivalents and restricted cash		40.4	47.3	54.0
Net increase (decrease) in cash, cash equivalents and restricted cash		20.7	(6.9)	(6.7)
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH		61.1	40.4	47.3
SUPPLEMENTAL DISCLOSURES
Cash paid for interest		97.8	107.8	108.7
Mortgage loan assumed as part of a real estate acquisition		289.6	181.0	105.1
Loan receivable converted to equity in real estate investment		(1.7)	0.0	0.0
Loan assignment as part of a real estate disposition		77.4	471.8	216.5
Stock consideration received from the merger of marketable securities		0.0	0.0	6.1
Cash and cash equivalents		37.8	15.1	3.8
Restricted cash	[1]	23.3	25.3	43.5
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH		$ 61.1	$ 40.4	$ 47.3

[1]	Restricted cash is included within other assets on the Account's Consolidated Statements of Assets and Liabilities.